INCOME TAX - Provision and Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Income tax rate (as a percent)	25.80%
Provision for income taxes
Current tax expense / (benefit)	$ 7.4	$ 1.8	$ 3.3
Deferred tax (benefit)/expense	(3.4)	(2.8)	(1.3)
Income tax expense/(benefit)	$ 4.0	$ (1.0)	$ 2.0
Effective Income Tax Rate Reconciliation, Percent, Total	29.00%	0.30%	(0.70%)
Components of net income before income taxes
Total profit / (loss) before income tax expense	$ 13.8	$ (353.0)	$ (297.0)
Netherlands.
INCOME TAX
Income tax rate (as a percent)	25.80%	25.80%	25.80%
Netherlands
Provision for income taxes
Current tax expense / (benefit)	$ 1.1	$ (2.0)
Deferred tax (benefit)/expense	(0.3)
Components of net income before income taxes
Total profit / (loss) before income tax expense	148.0	(259.5)	$ (171.2)
Other
Provision for income taxes
Current tax expense / (benefit)	6.3	3.8	3.3
Deferred tax (benefit)/expense	(3.1)	(2.8)	(1.3)
Components of net income before income taxes
Total profit / (loss) before income tax expense	$ (134.2)	$ (93.5)	$ (125.8)